Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Pay Versus Performance Table (as set forth below) is required to include “Compensation Actually Paid,” as calculated per SEC disclosure rules, to the Company’s CEO and non-CEO NEOs, as noted below. “Compensation Actually Paid” represents a new required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the Compensation Discussion and Analysis. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to performance-based and service-based restricted unit awards and stock options, which remain subject to forfeiture if the vesting conditions are not satisfied.
Pay Versus Performance Table
Year	Summary Compensation Table Total for CEO (1)(2)	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs (1)(2)	Average Compensation Actually Paid to Non-CEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income ($000) (5)	Net Sales ($000) (6)
2024	$ 3,209,468	$ 2,185,512	$ 601,459	$ 554,022	$ 236	$ 105	$ 63,816	$ 646,221
2023	4,209,298	6,434,816	473,754	474,252	239	113	105,807	791,382
2022	4,075,599	3,616,585	435,671	300,184	171	117	103,280	817,762
2021	3,780,814	5,866,473	567,388	723,881	233	163	60,005	685,169

(1)
The CEO and all other NEOs for the applicable fiscal years were as follows:

•
FY 2024: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2024 and the Company’s other NEOs were: Matthew J. McNulty, Amy Franks and Rebecca L. Thompson.

•
FY 2023: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2024 and the Company’s other NEOs were: Matthew J. McNulty, Amy Franks, Ashley Fothergill and Eric D. Koster.

•
FY 2022: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2022 and the Company’s other NEOs were: Matthew J. McNulty, Amy Franks, Ashley Fothergill, Eric D. Koster and Corey Whitely.

•
FY 2021: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2021 and the Company’s other NEOs were: Corey Whitely, Rodney Hutton, Daniel Grow, Eric D. Koster and Clifford Thorn.

(2)
Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table. With respect to the Non-CEO NEOs, amounts shown represent averages.

(3)
The amounts in this column assume the investment of  $100 on June 30, 2020, in the Company’s common stock and the reinvestment of all dividends since that date.

(4)
The amounts in this column assume the investment of  $100 on June 30, 2020, in the Dow Jones U.S. Furnishings Index and the reinvestment of all dividends since that date.

(5)
Amounts reflect Ethan Allen’s net income as reported in the Company’s audited consolidated financial statements for each applicable year.

(6)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, net sales is the financial performance measure that, in Ethan Allen’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the CEO and NEOs, for the most recently completed fiscal year, to company performance. Net sales continues to be viewed by the Company as a core driver of its performance and stockholder value creation and is measured on a GAAP basis and does not reflect any adjustments. Furthermore, net sales is used in the Company’s executive compensation program.

Adjustments to Compensation Actually Paid
The following tables detail adjustments to the Summary Compensation Table to determine “Compensation Actually Paid” for the CEO and the average “Compensation Actually Paid” for Non-CEO NEOs. The amounts do not reflect actual compensation earned or paid to our CEO and non-CEO NEOs during each applicable year.
CEO Summary Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Summary Compensation Table Total for CEO (1)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)	Increase/ (Decrease) in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (3)	Increase/ (Decrease) in Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (3)	Equals Compensation Actually Paid to CEO
2024	$ 3,209,468	$ (1,518,009)	$ 1,003,987	$ (330,646)	$ 76,231	$ (255,520)	$ 2,185,512
2023	4,209,298	(1,518,005)	2,055,387	806,373	881,763	—	6,434,816
2022	4,075,599	(1,115,010)	1,125,985	(342,453)	(127,535)	—	3,616,585
2021	3,780,814	(809,290)	2,164,188	344,575	386,186	—	5,866,473
Average Non-CEO NEOs Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Average Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Average Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)
Average
Increase/ (Decrease)
in Fair Value as of
Vesting Date of Stock
Option and Stock
Awards Granted in
Prior Fiscal Years for
which Applicable
Vesting Conditions
Were Satisfied During
Fiscal Year (3)

Average
Increase/ (Decrease)
in Fair Value as of
Prior Fiscal Year-End
of Stock Option and
Stock Awards Granted
in Prior Fiscal Years
that Failed to Meet
Applicable Vesting
Conditions During
Fiscal Year (3)
							Equals Average Compensation Actually Paid to Non-CEO NEOs
2024	$ 601,459	$ (144,838)	$ 102,529	$ (10,735)	$ 5,607	$ —	$ 554,022
2023	473,754	(74,040)	64,602	12,309	2,861	(5,234)	474,252
2022	435,671	(57,829)	26,976	(498)	(359)	(103,778)	300,184
2021	567,388	(75,408)	200,794	17,481	15,089	(1,463)	723,881

(1)
Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table. With respect to the Non-CEO NEOs, amounts shown represent averages.

(2)
Amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. With respect to the Non-CEO NEOs, amounts shown represent averages.

(3)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables above. For PSUs with a TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are consistent with those used to estimate fair value at grant date under U.S. GAAP. For PSUs with net sales and return on equity metrics, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(1)
The CEO and all other NEOs for the applicable fiscal years were as follows:

•
FY 2024: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2024 and the Company’s other NEOs were: Matthew J. McNulty, Amy Franks and Rebecca L. Thompson.

•
FY 2023: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2024 and the Company’s other NEOs were: Matthew J. McNulty, Amy Franks, Ashley Fothergill and Eric D. Koster.

•
FY 2022: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2022 and the Company’s other NEOs were: Matthew J. McNulty, Amy Franks, Ashley Fothergill, Eric D. Koster and Corey Whitely.

•
FY 2021: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2021 and the Company’s other NEOs were: Corey Whitely, Rodney Hutton, Daniel Grow, Eric D. Koster and Clifford Thorn.

PEO Total Compensation Amount	$ 3,209,468	$ 4,209,298	$ 4,075,599	$ 3,780,814
PEO Actually Paid Compensation Amount	$ 2,185,512	6,434,816	3,616,585	5,866,473
Adjustment To PEO Compensation, Footnote
CEO Summary Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Summary Compensation Table Total for CEO (1)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)	Increase/ (Decrease) in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (3)	Increase/ (Decrease) in Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (3)	Equals Compensation Actually Paid to CEO
2024	$ 3,209,468	$ (1,518,009)	$ 1,003,987	$ (330,646)	$ 76,231	$ (255,520)	$ 2,185,512
2023	4,209,298	(1,518,005)	2,055,387	806,373	881,763	—	6,434,816
2022	4,075,599	(1,115,010)	1,125,985	(342,453)	(127,535)	—	3,616,585
2021	3,780,814	(809,290)	2,164,188	344,575	386,186	—	5,866,473

Non-PEO NEO Average Total Compensation Amount	$ 601,459	473,754	435,671	567,388
Non-PEO NEO Average Compensation Actually Paid Amount	$ 554,022	474,252	300,184	723,881
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-CEO NEOs Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Average Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Average Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)
Average
Increase/ (Decrease)
in Fair Value as of
Vesting Date of Stock
Option and Stock
Awards Granted in
Prior Fiscal Years for
which Applicable
Vesting Conditions
Were Satisfied During
Fiscal Year (3)

Average
Increase/ (Decrease)
in Fair Value as of
Prior Fiscal Year-End
of Stock Option and
Stock Awards Granted
in Prior Fiscal Years
that Failed to Meet
Applicable Vesting
Conditions During
Fiscal Year (3)
							Equals Average Compensation Actually Paid to Non-CEO NEOs
2024	$ 601,459	$ (144,838)	$ 102,529	$ (10,735)	$ 5,607	$ —	$ 554,022
2023	473,754	(74,040)	64,602	12,309	2,861	(5,234)	474,252
2022	435,671	(57,829)	26,976	(498)	(359)	(103,778)	300,184
2021	567,388	(75,408)	200,794	17,481	15,089	(1,463)	723,881

Compensation Actually Paid vs. Total Shareholder Return
TSR: Company versus Peer Group and Compensation Actually Paid. As shown in the chart below, our four-year cumulative TSR for the period of fiscal 2021 through fiscal 2024 has significantly outperformed the four-year cumulative TSR for companies included in our peer group. Our NEO long-term incentive compensation program includes TSR as a performance metric. The Compensation Committee selected TSR to add a measure of performance of the Company in comparison to its peer group. As this chart demonstrates, the CAP for our CEO and NEOs were generally aligned with our TSR during the applicable period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income. Net Income is not a direct component of our annual non-equity and long-term equity incentive compensation programs, however it is correlated with other components of our annual non-equity incentive and long-term equity incentive compensation programs, such as our adjusted operating income and return on equity metric. Net Income is measured on a GAAP basis and does not reflect any adjustments. Refer to the section titled “Compensation Discussion and Analysis” for further information on the Company’s executive compensation programs. The variation in CAP compared to Net Income during fiscal years 2022 and 2023 were driven by the vesting levels of our performance-based equity awards which are measured over a three-year period. For fiscal 2024, lower CAP better aligned with the decrease in Net Income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Net Sales. Net Sales was chosen as the Company Selected Measure because it is important in measuring the overall financial health of the Company and is also a prominent metric in our annual non-equity incentive and long-term equity incentive compensation programs. The Compensation Committee selected net sales as a broad indicator of attaining strategic objectives and a core driver of the Company’s performance. Net Sales is measured on a GAAP basis and does not reflect any adjustments. Refer to the section titled “Compensation Discussion and Analysis” for further information on the Company’s executive compensation programs. The variation in CAP compared to Net Sales for fiscal years 2022 and 2023 were driven by the vesting levels of our performance-based equity awards which are measured over a three-year period. For fiscal 2024, lower CAP better aligned with the decrease in Net Sales.

Total Shareholder Return Vs Peer Group
TSR: Company versus Peer Group and Compensation Actually Paid. As shown in the chart below, our four-year cumulative TSR for the period of fiscal 2021 through fiscal 2024 has significantly outperformed the four-year cumulative TSR for companies included in our peer group. Our NEO long-term incentive compensation program includes TSR as a performance metric. The Compensation Committee selected TSR to add a measure of performance of the Company in comparison to its peer group. As this chart demonstrates, the CAP for our CEO and NEOs were generally aligned with our TSR during the applicable period.

Tabular List, Table
Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment, represent the most important financial performance measures used by the Company to link compensation actually paid for the NEOs to Company performance during fiscal 2024. These metrics are further detailed under our annual non-equity and long-term equity incentive compensation programs in the CD&A.
•
Net Sales and Sales Growth

•
Adjusted Operating Income

•
Return on Equity

•
Total Shareholder Return

Total Shareholder Return Amount	$ 236	239	171	233
Peer Group Total Shareholder Return Amount	105	113	117	163
Net Income (Loss)	$ 63,816	$ 105,807,000	$ 103,280,000	$ 60,005,000
Company Selected Measure Amount	646,221	791,382,000	817,762,000	685,169,000
PEO Name	M. Farooq Kathwari
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales and Sales Growth
Non-GAAP Measure Description
(6)
	While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, net sales is the financial performance measure that, in Ethan Allen’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the CEO and NEOs, for the most recently completed fiscal year, to company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,518,009)	$ (1,518,005)	$ (1,115,010)	$ (809,290)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,003,987	2,055,387	1,125,985	2,164,188
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,646)	806,373	(342,453)	344,575
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,231	881,763	(127,535)	386,186
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(255,520)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(144,838)	(74,040)	(57,829)	(75,408)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,529	64,602	26,976	200,794
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,735)	12,309	(498)	17,481
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,607	2,861	(359)	15,089
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (5,234)	$ (103,778)	$ (1,463)